Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Accounts receivable	$ 82,260	$ 102,816
Indirect tax receivables	36,073	32,815
Credit card receivables	3,364	87,791
Other	20,346	15,596
Total	$ 142,043	$ 239,018